TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Kibbutz Sdot-Yam) (Details) ₪ in Thousands, $ in Thousands					1 Months Ended			12 Months Ended
	Sep. 05, 2016 shares	Aug. 06, 2013 USD ($)	Aug. 06, 2013 ILS (₪)	Jan. 17, 2011	Jul. 31, 2015	Sep. 30, 2014 USD ($)	Sep. 30, 2014 ILS (₪)	Dec. 31, 2018 USD ($) m² shares	Dec. 31, 2018 ILS (₪) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS (₪)	Dec. 31, 2011 m² properties	Dec. 31, 2018 ILS (₪) m²	Sep. 02, 2014 m²	Jan. 02, 2014 m²
Related Party Transaction [Line Items]
Area of property | m²																	30,744
Consideration for annual fee payment for the year 2013								$ 28,829
Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Percentage of ownership								30.40%	30.40%
Notice period to cancel automatic renewal of agreement					6 months
Sale Lease back Transaction Additional Renewal Termo of Lease					1 year
Interest rate															6.07%	6.07%
Proceeds from sale-leaseback transaction															$ 10,900
Lease term															10 years	10 years
Annual rent															$ 1,100
Liability arising from partial sale-leaseback								$ 8,307		$ 9,644
Deferred tax asset								533		539
Deferred tax liability								918		738
Compensation expenses related to bonus paid											$ 266
Kibbutz Sdot-Yam [Member] | Land Purchase Agreement and Leaseback [Member]
Related Party Transaction [Line Items]
Agreement amount								$ 1,174		1,161	1,098
Tene [Member]
Related Party Transaction [Line Items]
Number of ordinary shares held for sale under term sheet agreement with related party | shares	1,000,000
Number of shares which entity has shared voting power | shares								13,892,132	13,892,132
Mifalei Sdot-Yam [Member]
Related Party Transaction [Line Items]
Purchase period for ordinary shares held for sale under term sheet agreement	5 years
Maximum number of ordinary shares allowed for purchase | shares	2,000,000
Caesarstone Canada Inc [Member]
Related Party Transaction [Line Items]
Interest rate				0.25%
ILS [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Proceeds from sale-leaseback transaction | ₪																₪ 43,700
Annual rent | ₪																₪ 4,100
Land Use Agreement with Kibbutz [Member]
Related Party Transaction [Line Items]
Agreement amount								$ 250
Agreement amounts expected in subsequent year								$ 293
Land Use Agreement with Kibbutz [Member] | ILS [Member]
Related Party Transaction [Line Items]
Agreement amount | ₪									₪ 950
Agreement amounts expected in subsequent year | ₪																		₪ 1,100
Manpower Agreement [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Contract term								10 years	10 years
Additional contract term								3 years	3 years
Expenses with related party								$ 2,548		2,896	3,145
Agreement amount								67
Manpower Agreement [Member] | ILS [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Agreement amount | ₪									₪ 250
Kibbutz Services [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Contract term												8 years	8 years
Expenses with related party								$ 1,285		1,445	1,413
Notice period to cancel agreement upon a material breach								30 days	30 days
Notice period to cancel agreement upon liquidation of the other party								45 days	45 days
Land Use Agreement [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Contract term								20 years	20 years								3 years
Notice period to cancel agreement upon liquidation of the other party								90 days	90 days
Number of facilities | properties																	1
Area of property | m²								100,000										100,000	9,000	400
Fee for land use agreement		$ 20				$ 3		$ 30				$ 30		$ 20
Payments for land use right								4,286		$ 3,990	$ 3,325			$ 3,847
Consideration for annual fee payment for the year 2013								3,500
Land Use Agreement [Member] | Kibbutz Sdot-Yam [Member] | Scenario One [Member]
Related Party Transaction [Line Items]
Building expenses not included in land use fees								22
Land Use Agreement [Member] | ILS [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Fee for land use agreement | ₪			₪ 70				₪ 10		₪ 116,643				₪ 116,643
Consideration for annual fee payment for the year 2013 | ₪																		₪ 13
Land Use Agreement [Member] | ILS [Member] | Kibbutz Sdot-Yam [Member] | Scenario One [Member]
Related Party Transaction [Line Items]
Building expenses not included in land use fees								83
Land Use Agreement [Member] | Additional Leased Area [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Agreement amount								$ 18
Land Use Agreement [Member] | Additional Leased Area [Member] | ILS [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Agreement amount | ₪									₪ 62
Land Use Agreement [Member] | Warehouse Site [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Interest rate								5.30%	5.30%
Construction of Access Road [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Amount of agreement								$ 880
Construction of Access Road [Member] | ILS [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Amount of agreement | ₪																		3,300
Paving Commitment [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Amount of agreement								$ 53
Paving Commitment [Member] | ILS [Member] | Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Amount of agreement | ₪																		₪ 200